Related Party Transactions	3 Months Ended	11 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 7. Related Party Transactions

On January 25, 2022, the Company into an agreement with Phamace, LLC, a consulting firm of which Quang Pham, the Company’s Chief Executive Officer, is the sole member, for an initial term of January 25, 2022 through February 28, 2022. Pursuant to the agreement, the Company shall pay the sum of $115,000 to Phamace, LLC for advisory and administrative services rendered relating to preparing the Company to launch as an operating company, which was due and payable on September 30, 2022. The Company settled this obligation in January 2023.

On January 25, 2022, the Company issued 7,500,000 shares of common stock, pursuant to a subscription agreement, to Quang Pham, the Company’s Chief Executive Officer, of which 3,000,000 were subsequently transferred to a related trust, of which Mr. Pham’s child is a beneficiary and Mr. Pham is the trustee with sole voting and disposition power with respect to the shares owned by the trust, 1,100,000 were subsequently transferred to friends, family and a trust of which Mr. Pham’s child is a beneficiary, but of which Mr. Pham has no voting or disposition power, and 125,000 were transferred to non-profit organizations. Mr. Pham paid a total of $7,500 for such founders shares.

On March 1, 2022, the Company issued a convertible promissory note in the amount of $500,000 to John Murphy, a member of the Company’s board of directors, which bears interest at 5% and matures on March 1, 2025. The note, as amended in December 2022, converted into 514,792 shares of the Company’s common Stock at a conversion price equal to $1.00 upon consummation of the initial public offering. See Note 6 for further discussion.

On May 17, 2022, the Company issued 450,000 shares of restricted common stock, pursuant to a restricted stock purchase agreement, to Matthew Szot its Chief Financial Officer, which shares shall vest quarterly over a period of two years, subject to certain adjustments, as provided in the Restricted Stock Purchase Agreement dated May 17, 2022.

On August 22, 2022, the Company issued a convertible promissory note in the amount of $50,000 to Glynn Wilson, a member of the Company’s board of directors, which bears interest at 6% and matures on September 13, 2025. The note was converted into 50,000 shares of the Company’s common Stock at a conversion price equal to $1.00 upon consummation of the initial public offering. See Note 6 for further discussion.

Note 7. Related Party Transactions

On January 25, 2022, the Company into an agreement with Phamace, LLC, a consulting firm of which Quang Pham, the Company’s Chief Executive Officer, is the sole member, for an initial term of January 25, 2022 through February 28, 2022. Pursuant to the agreement, the Company shall pay the sum of $115,000 to Phamace, LLC for advisory and administrative services rendered relating to preparing the Company to launch as an operating company, which is due and payable on September 30, 2022.

On January 25, 2022, the Company issued 7,500,000 shares of common stock, pursuant to a subscription agreement, to Quang Pham, our Chief Executive Officer, of which 3,000,000 were subsequently transferred to a related trust, of which Mr. Pham’s child is a beneficiary and Mr. Pham is the trustee with sole voting and disposition power with respect to the shares owned by the trust, 1,100,000 were subsequently transferred to friends, family and a trust of which Mr. Pham’s child is a beneficiary, but of which Mr. Pham has no voting or disposition power, and 125,000 were transferred to non-profit organizations. Mr. Pham paid a total of $7,500 for such founders shares.

On March 1, 2022, the Company issued a convertible promissory note in the amount of $500,000 to John Murphy, a member of the Company’s board of directors, which bears interest at 5% and matures on March 1, 2025. The note is convertible into shares of Common Stock at a conversion price equal to the quotient obtained by dividing (i) the entire principal amount of the note plus (if applicable) any accrued but unpaid interest under the Note by (ii) eighty percent (80%) of the price per share of the equity securities issued and sold at the initial closing of our next equity financing. See Note 6 for further discussion.

On May 17, 2022, the Company issued 450,000 shares of restricted common stock, pursuant to a restricted stock purchase agreement, to Matthew Szot its Chief Financial Officer, which shares shall vest quarterly over a period of two years, subject to certain adjustments, as provided in the Restricted Stock Purchase Agreement dated May 17, 2022.

On August 22, 2022, the Company issued a convertible promissory note in the amount of $50,000 to Glynn Wilson, a member of the Company’s board of directors, which bears interest at 6% and matures on September 13, 2025. See Note 6 for further discussion.